Cover	Feb. 15, 2022
Cover [Abstract]
Entity Registrant Name	DESEO SWIMWEAR INC.
Entity Central Index Key	0001670196
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 15, 2022
Entity Ex Transition Period	false
Entity File Number	333-210419
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-3812711
Entity Address Address Line 1	1001 Yamato Road
Entity Address Address Line 2	Suite 100A
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33496
City Area Code	1-800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	-390-3013
Security 12b Title	Common Shares
Trading Symbol	DSWR